Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit)
(7)	Stockholders’ Equity (Deficit)
Preferred Stock
The Company is authorized to issue 1,000,000,000 shares, par value of $0.00001 per share of preferred stock.
Common Stock
Concurrently with the consummation of the Merger on November 3, 2021, 458,202,021 shares of Legacy Aurora common stock were cancelled and reissued as 513,575,278 shares of par value $0.00001 Aurora Class A common stock and 481,107,977 shares of par value $0.00001 Aurora Class B common stock. Shares were converted by the exchange ratio of approximately 2.1708.
In November 2021, the Company authorized 51,000,000,000 shares of common stock to be issued, 50,000,000,000 shares are designated Class A common stock and 1,000,000,000 shares are designated Class B common stock. Class A common stock holders are entitled to one vote for each share and Class B common stock holders are entitled to ten votes for each share. Class A and Class B have identical liquidation and dividend rights. Class B shares are convertible into Class A upon election by the holder or upon transfer (except for certain permitted transfers).
At December 31, 2021, the Company had 641,721,837 shares of Class A common stock and 481,107,977 shares of Class B common stock issued and outstanding.
Common Stock Reserved for Issuance
Common stock reserved for future issuance at December 31, 2021, and December 31, 2020 was as follows. December 31, 2020 balances have been converted using the exchange ratio of 2.1708.

	December 31, 2021	December 31, 2020
Redeemable convertible preferred stock	—	290,300,547
Outstanding stock options	81,405,867	76,067,205
Outstanding restricted stock units	34,054,713	—
Outstanding Public Warrants	12,218,420	—
Outstanding Private Placement Warrants	8,900,000	—
Shares available for issuance under the equity incentive plans	122,487,648	12,386,940

Total shares of common stock reserved	259,066,648	378,754,692